Segment and geographic information (Schedule of Geographic Areas Based on Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 189,510	$ 107,073	$ 75,503
U.S.
Segment Reporting Information [Line Items]
Revenues	100,706	57,938	40,529
Europe
Segment Reporting Information [Line Items]
Revenues	48,331	25,181	15,265
Asia Pacific
Segment Reporting Information [Line Items]
Revenues	22,814	13,356	11,076
Rest of the world
Segment Reporting Information [Line Items]
Revenues	15,715	9,374	7,477
Israel
Segment Reporting Information [Line Items]
Revenues	$ 1,944	$ 1,224	$ 1,156